COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Revenues	¥ 75,912,651	$ 10,399,991	¥ 51,672,618	¥ 31,899,448
Cost of revenues:
Cost of revenues	(63,465,200)	(8,694,697)	(44,822,088)	(29,427,398)
Gross profit	12,447,451	1,705,294	6,850,530	2,472,050
Operating expenses:
Research and development expenses	(9,720,213)	(1,331,664)	(8,369,207)	(5,446,320)
Selling, general and administrative expenses	(9,647,404)	(1,321,689)	(6,920,561)	(4,245,317)
Other operating income, net	459,743	62,985	261,188	67,764
Total operating expenses	(18,907,874)	(2,590,368)	(15,028,580)	(9,623,873)
Loss from operations	(6,460,423)	(885,074)	(8,178,050)	(7,151,823)
Interest expense	(69,906)	(9,577)	(256,081)	(283,731)
Interest income	171,030	23,430	94,624	112,142
Investment income	726,973	99,595
Other (expenses) income, net	(105,849)	(14,500)	50,587	(31,679)
Loss before income tax expense and share of income (loss) in equity method investments	(5,738,175)	(786,126)	(8,288,920)	(7,355,091)
Share of (loss) income in equity method investments	124,278	17,026	86,842	(172,787)
Income tax expense	(176,752)	(24,215)	(62,113)	(127,268)
Net loss	(5,800,000)	(793,315)	(8,264,191)	(7,655,146)
Less: income attributable to non-controlling interest	632,921	86,710	82,789	278,633
Net loss attributable to shareholders of ZEEKR Intelligent Technology Holding Limited	¥ (6,423,570)	$ (880,025)	¥ (8,346,980)	¥ (7,933,779)
Net loss per share:
Basic | (per share)	¥ (2.73)	$ (0.37)	¥ (4.17)	¥ (3.97)
Diluted | (per share)	¥ (2.73)	$ (0.37)	¥ (4.17)	¥ (3.97)
Weighted average shares used in calculating net loss per share:
Basic	2,353,015,830	2,353,015,830	2,000,000,000	2,000,000,000
Diluted	2,353,015,830	2,353,015,830	2,000,000,000	2,000,000,000
Vehicle sales
Net revenues:
Revenues	¥ 55,315,306	$ 7,578,166	¥ 33,911,762	¥ 19,671,247
Cost of revenues:
Cost of revenues	(46,665,051)	(6,393,086)	(28,831,552)	(18,748,155)
Sales of batteries and other components
Net revenues:
Revenues	16,793,818	2,300,744	14,692,617	10,317,822
Cost of revenues:
Cost of revenues	(14,481,073)	(1,983,899)	(13,808,131)	(9,226,025)
Research and development and other services
Net revenues:
Revenues	3,803,527	521,081	3,068,239	1,910,379
Cost of revenues:
Cost of revenues	¥ (2,319,076)	$ (317,712)	¥ (2,182,405)	¥ (1,453,218)